May 01, 2025
AZL International Index Fund
Investment Objective
The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL International Index Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2
Management Fee	0.35%	0.35%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.46%	0.71%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AZL International Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
AZL International Index Fund Class 1	47	148	258	579
AZL International Index Fund Class 2	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various economic sectors whose primary trading markets are located outside the United States. The MSCI EAFE Index includes large- and mid-capitalization companies across developed markets countries around the world, excluding the US and Canada, and may change over time.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund’s Subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole. At February 28, 2025, Japan represented approximately 22% of the MSCI EAFE Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCI EAFE Index is concentrated.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2022)	18.19%
Lowest (Q1, 2020)	-22.87%

Average Annual Total Returns
Average Annual Returns - AZL International Index Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
AZL International Index Fund Class 1		3.14%	4.40%		6.20%	Oct. 17, 2016
AZL International Index Fund Class 2		2.89%	4.15%	4.68%		May 01, 2009
MSCI EAFE Index	[1]	4.35%	5.24%	5.71%	7.04%
[1]	Reflects no deduction for fees, expenses, or taxes.